Consolidated Balance Sheets (Parenthetical)	Jun. 30, 2013 USD ($)	Jun. 30, 2013 EUR (€)	Dec. 31, 2012 USD ($)	Dec. 31, 2012 EUR (€)	Dec. 31, 2011 USD ($)	Dec. 31, 2011 EUR (€)
Statement Of Financial Position [Abstract]
Euro deferred shares, nominal value		€ 22		€ 22
Euro deferred shares, authorized shares	10,000	10,000	10,000	10,000
Euro deferred shares, issued shares	0	0	0	0
Euro deferred shares, outstanding Shares	0	0	0	0
Ordinary shares, par value	$ 0.01		$ 0.01
Ordinary shares, Authorized shares	100,000,000	100,000,000	100,000,000	100,000,000
Ordinary shares, issued shares	17,679,000	17,679,000	17,679,182	17,679,182
Ordinary shares, outstanding shares	17,679,000	17,679,000	17,679,182	17,679,182